19. EMPLOYEES BENEFITS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FAF [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 3,553,215	R$ 3,771,792
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	7.49%	9.36%
FAF [Member] | Fixed income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 2,330,909	R$ 2,542,188
Percentage of plan assets at fair value	65.60%	67.40%
FAF [Member] | Variable income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 579,174	R$ 524,279
Percentage of plan assets at fair value	16.30%	13.90%
FAF [Member] | Real estate [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 358,875	R$ 369,636
Percentage of plan assets at fair value	10.10%	9.80%
FAF [Member] | Structured investments [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 262,938	R$ 313,059
Percentage of plan assets at fair value	7.40%	8.30%
FAF [Member] | Transactions with participants [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 21,319	R$ 22,630
Percentage of plan assets at fair value	0.60%	0.60%
Plans I and II [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value		R$ 29,580
Percentage of plan assets at fair value		100.00%
% of nominal return on assets		7.50%
Plans I and II [Member] | Fixed income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 22,382	R$ 28,396
Percentage of plan assets at fair value	92.60%	96.00%
Plans I and II [Member] | Variable income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value		R$ 444
Percentage of plan assets at fair value		1.50%
Plans I and II [Member] | Structured investments [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value		R$ 740
Percentage of plan assets at fair value		2.50%
Plans II [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 24,170
Percentage of plan assets at fair value	100.00%
% of nominal return on assets	7.25%
Plans II [Member] | Variable income [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 870
Percentage of plan assets at fair value	3.60%
Plans II [Member] | Structured investments [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value	R$ 918
Percentage of plan assets at fair value	3.80%
Plans II [Member] | Transactions with participants [Member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value
Percentage of plan assets at fair value